Loan Receivable - Related party (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Loan Receivable - Related party	$ (200,000)
Interest Per Year	4.00%
Ballon Payment	174,000
Principal and Interest (paid monthly)	1,055
Remaining Pricipal Balance	$ 194,354